Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	£ 3,381
Interest on plan assets	(94)	£ (87)	£ (89)
Interest on plan liabilities	81	76	86
Closing fair value of plan assets	3,461	3,381
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,381	3,492
Exchange differences	(5)	4
Interest on plan assets	94	87
Return on plan assets excluding interest	146	(58)
Contributions by employer	5	7
Benefits paid	(140)	(151)
Other	(20)
Closing fair value of plan assets	3,461	3,381	3,492
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(2,848)	(2,973)
Exchange differences	5	(3)
Current service cost	(9)	(9)
Past service cost		(8)
Administration expenses	(6)	(6)
Interest on plan liabilities	(79)	(74)
Actuarial gains/(losses) - experience	(7)	(51)
Actuarial gains/(losses) - demographic	19	(12)
Actuarial gains/(losses) - financial	(306)	137
Contributions by employee		0
Other	20
Benefits paid	140	151
Closing defined benefit obligation	(3,069)	(2,848)	(2,973)
Curtiailments	2
UK Group plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,240
Interest on plan assets	(89)	(82)	(84)
Interest on plan liabilities	73	68	77
Closing fair value of plan assets	3,341	3,240
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	3,240	3,337
Interest on plan assets	89	82
Return on plan assets excluding interest	133	(45)
Contributions by employer	3	6
Benefits paid	(124)	(140)
Closing fair value of plan assets	3,341	3,240	3,337
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(2,671)	(2,792)
Current service cost	(6)	(7)
Past service cost		(8)
Administration expenses	(6)	(6)
Interest on plan liabilities	(73)	(68)
Actuarial gains/(losses) - experience	(6)	(49)
Actuarial gains/(losses) - demographic	18	(12)
Actuarial gains/(losses) - financial	(294)	131
Contributions by employee		0
Benefits paid	124	140
Closing defined benefit obligation	(2,912)	(2,671)	(2,792)
Curtiailments	2
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening fair value of plan assets	141	155
Exchange differences	(5)	4
Interest on plan assets	5	5
Return on plan assets excluding interest	13	(13)
Contributions by employer	2	1
Benefits paid	(16)	(11)
Other	(20)
Closing fair value of plan assets	120	141	155
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening defined benefit obligation	(177)	(181)
Exchange differences	5	(3)
Current service cost	(3)	(2)
Interest on plan liabilities	(6)	(6)
Actuarial gains/(losses) - experience	(1)	(2)
Actuarial gains/(losses) - demographic	1
Actuarial gains/(losses) - financial	(12)	6
Contributions by employee		0
Other	20
Benefits paid	16	11
Closing defined benefit obligation	£ (157)	£ (177)	£ (181)